  THIS FILING LISTS SECURITIES HOLDINGS        ---------------------------------
REPORTED ON THE FORM 13F FILED ON 11/16/09               OMB APPROVAL
 PURSUANT TO A REQUEST FOR CONFIDENTIAL        ---------------------------------
 TREATMENT AND FOR WHICH CONFIDENTIAL          OMB Number:     3235-0006
   TREATMENT IS NO LONGER REQUESTED            Expires: December 31, 2009
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                                               ---------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE
            Report for the Calendar Year or Quarter Ended: 9/30/2009
                                                          ----------
            Check here if Amendment[X]: Amendment Number:          3
                                                          ----------

                        This Amendment (Check only one):
                        [ ] is a restatement
                        [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     MICHAEL R. MURPHY
          ---------------------------------------------------------------------
Address:  191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
          ---------------------------------------------------------------------

Form 13F File Number 28-     11638
                             ---------------------------------------------------

          The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Meghan O'Callaghan
          ----------------------------------------------------------------------
Title:    Associate
          ----------------------------------------------------------------------
Phone:    312-265-9600
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
5/17/2010
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager.
NONE
--------------------

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                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:
                           2
             ---------------

Form 13F Information Table Entry Total:
                           1
             ---------------

Form 13F Information Table Value Total:
                   $     154 (thousands)
             ---------------

      The confidential portion of this Form 13F has been omitted and filed separately with the SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.           Form 13F File Number      Name
1             28-11635                  DANIEL J. DONOGHUE
--------      -------------------       ---------------------------------------
2             28-11637                  DISCOVERY GROUP I, LLC
--------      -------------------       ---------------------------------------
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

                                                       13F Information Table
                                                             9/30/2009


             COLUMN 1         COLUMN 2      COLUMN 3    COLUMN 4          COLUMN 5       COLUMN 6    COLUMN 7        COLUMN 8
                                                                                                                 Voting Authority

             NAME OF           TITLE OF                  VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER
              ISSUER            CLASS        CUSIP     (X $1000)  PRN AMT  PRN  CALL  DISCRETION   MANAGERS  SOLE    SHARED  NONE
DICE HLDGS INC                  COM        253017107      154      27,464  SH        SHARED-OTHER    1, 2            27,464

   Total                                                  154      27,464                                            27,464